Balance Sheet Detail - Summary Of Property And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 01, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 113,197		$ 16,187
Less accumulated depreciation and amortization	(19,680)		(5,290)
Total property and equipment, net	93,517	$ 10,897	$ 10,897
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,503	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,893	4,209
Test and lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,984	3,787
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	61,173	3,609
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,839	2,121
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,321	1,941
Automobile [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,444	520
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,040	$ 0